Group assets and liabilities - measurement - Transfers between levels (Details) - At fair value - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Level 3
Disclosure of detailed information about financial instruments [line items]
Transfers into level 3	£ (80)	£ 138
Transfers out of level 3	92	£ 394
Equity and debt securities
Disclosure of detailed information about financial instruments [line items]
Transfers from level 1 to level 2	1,389
Transfers from level 2 to level 1	411
Lifetime (equity release) mortgage loans net of corresponding liability | Level 3
Disclosure of detailed information about financial instruments [line items]
Transfers from level 2 to level 3	(83)
Loans | Level 3
Disclosure of detailed information about financial instruments [line items]
Transfers into level 3, assets	302
Other financial liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Transfers into level 3, liabilities	£ 385